FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

30. FINANCIAL INSTRUMENTS

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable and other receivables, borrowings, lease liabilities, and accounts payable, and other payables and accruals. These financial instruments expose the Company to various financial risks, including credit risk, liquidity risk and interest risk. The Company’s risk management program focuses on minimizing potential adverse effects on the Company’s financial performance.

Credit risk

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer and sublessee. The demographics of the Company’s customer base and sublessees, including the default risk of the industry and country in which customers and sublessees operate, have less of an influence on credit risk. The exposure to credit risk at June 30, 2024 and 2025 is represented by the carrying amounts of accounts and other receivables and net investment in sublease.

Movement in relation to allowance for expected credit losses are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	28,683	27,805	193
Addition	—	26,706	185
Reversal	(878)	—	—
Balance at the end of the year	27,805	54,511	378

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Concentration risk

The following table sets forth a summary of single customers who represent 10% or more of the Company’s revenue:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Customer A	733,028	656,559	*	*
Customer B	348,730	*	*	*
Total	1,081,758	656,559	—	—

*	Less than 10%

Liquidity risk

The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. The Company’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents. The strategy of the Company is to repay its obligations through the generation of cash income from operating activities.

In assessing its liquidity, the Company’s management monitor and analyze the Company’s cash and cash equivalents balances and its operating expenditure commitments. As of June 30, 2025, the Company’s cash and cash equivalents balances amounted to JPY13,348 thousand, current assets were JPY1,252,722 thousand, and current liabilities were JPY1,267,664 thousand. The Company generated JPY313,339 thousand, JPY142,915 thousand of cash from operating activities for the years ended June 30, 2023 and 2024, and provided JPY197,484 thousand of cash for the year ended June 30, 2025, respectively.

Based on the above considerations, management is of the opinion that the Group has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months. There are several factors that could potentially arise that could undermine the Company’s plans, such as changes in the demand for its products, economic conditions.

The Company maintains sufficient cash and cash equivalents, and internally generated cash flows to finance their activities and management is satisfied that funds are available to finance the operations of the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Analysis of financial instruments by remaining contractual maturities

The following tables show the remaining contractual maturities at the end of the years presented of the Company’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows：

	June 30, 2024
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,415,521	1,482,731	253,725	187,774	141,188	132,216	104,098	663,730
Bank and other borrowings	909,981	909,981	146,080	91,142	91,610	82,586	77,241	421,322
Accounts payable	197,418	197,418	197,418	—	—	—	—	—
Other payables and accruals	291,416	291,416	291,416	—	—	—	—	—
Long-term payables	5,760	5,760	—	2,880	2,880	—	—	—
Total	2,820,096	2,887,306	888,639	281,796	235,678	214,802	181,339	1,085,052

	June 30, 2025
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,131,103	1,152,824	388,800	304,506	172,928	119,272	101,518	65,800
Bank and other borrowings	882,841	882,841	116,150	110,618	101,594	95,800	80,784	377,895
Other payables and accruals	305,196	305,196	305,196	—	—	—	—	—
Accounts payable	271,083	271,083	271,083	—	—	—	—	—
Long-term payables	16,142	16,142	—	4,775	1,895	947	947	7,578
Total	2,606,365	2,628,086	1,081,229	419,899	276,417	216,019	183,249	451,273

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company’s interest rate risk is primarily related to the Company’s interest-bearing debts on its consolidated statements of financial position. The Company does not have a material amount of long-term debt with variable interest rates, thereby minimizing the Company’s exposure to cash flow interest rate risk.

Fair value estimation

The Company uses the following hierarchy for determining the fair value of financial instruments measured at fair value:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices);
●	Level 3: Inputs for the asset or liability that are not based on observable market data or which are based on the probability of future events occurring (that is, unobservable inputs).

Financial instruments measured at fair value

The Company did not have financial instruments measured at fair value for the years presented.

Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, bank and other borrowings, lease liabilities, contract liabilities, accounts payable and other payables are approximate to their fair values.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS